Property, Plant and Equipment Table (details) (USD $) In Thousands, unless otherwise specified									12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Land [Member] Western Gas Partners [Member]	Dec. 31, 2012 Land [Member] Western Gas Partners [Member]	Dec. 31, 2013 Gas Gathering and Processing Equipment [Member] Western Gas Partners [Member]	Dec. 31, 2012 Gas Gathering and Processing Equipment [Member] Western Gas Partners [Member]	Dec. 31, 2013 Gas Gathering and Processing Equipment [Member] Minimum [Member] Western Gas Partners [Member]	Dec. 31, 2013 Gas Gathering and Processing Equipment [Member] Maximum [Member] Western Gas Partners [Member]	Dec. 31, 2013 Pipelines And Equipment [Member] Western Gas Partners [Member]	Dec. 31, 2012 Pipelines And Equipment [Member] Western Gas Partners [Member]	Dec. 31, 2013 Pipelines And Equipment [Member] Minimum [Member] Western Gas Partners [Member]	Dec. 31, 2013 Pipelines And Equipment [Member] Maximum [Member] Western Gas Partners [Member]	Dec. 31, 2013 Asset under Construction [Member] Western Gas Partners [Member]	Dec. 31, 2012 Asset under Construction [Member] Western Gas Partners [Member]	Dec. 31, 2013 Other [Member] Western Gas Partners [Member]	Dec. 31, 2012 Other [Member] Western Gas Partners [Member]	Dec. 31, 2013 Other [Member] Minimum [Member] Western Gas Partners [Member]	Dec. 31, 2013 Other [Member] Maximum [Member] Western Gas Partners [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 4,239,100	[1]	$ 3,432,392	[1]	$ 2,584	$ 501	$ 3,673,008	$ 2,911,572			$ 146,008	$ 91,126			$ 405,633	$ 422,002	$ 11,867	$ 7,191
Accumulated depreciation	855,845	[1]	714,436	[1]
Net property, plant and equipment	$ 3,383,255	[1]	$ 2,717,956	[1]
Estimated useful life									3 years	47 years			15 years	45 years					3 years	40 years

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.